PRINCIPAL ACCOUNTING POLICIES - Summary of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Assets:
Short-term investments	$ 210	$ 105,135
Fair Value, Recurring
Assets:
Investments at fair value, available-for-sale debt securities	34,468	30,824
Fair Value, Recurring | Level 3
Assets:
Investments at fair value, available-for-sale debt securities	$ 34,468	$ 30,824